Other Payables and Accrued Expenses (Details) - Schedule of other payables and accrued expenses ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Other Payables And Accrued Expenses [Abstract]
Business and other tax payables	¥ 77,502		¥ 65,228
Refundable deposits from employees and agents	19,789		21,284
Professional fees	3,586		8,998
Accrued expenses to third parties	29,861		23,719
Contributions from members of eHuzhu mutual aid program (Note 2(c))	43,140		51,144
Others	448		7,784
Total	¥ 174,326	$ 25,275	¥ 178,157